FAIR VALUE MEASUREMENTS - Schedule of Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025		Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Fair Value Measurements (Details) - Schedule of Assets and Liabilities [Line Items]
Financial liabilities				$ 0			$ 200
Private Warrants to purchase ordinary shares [Member]
Fair Value Measurements (Details) - Schedule of Assets and Liabilities [Line Items]
Financial liabilities		[1]	$ 1	2
Warrants to preferred shares [Member]
Fair Value Measurements (Details) - Schedule of Assets and Liabilities [Line Items]
Financial liabilities					$ 345	$ 281	200
Promissory Notes [Member]
Fair Value Measurements (Details) - Schedule of Assets and Liabilities [Line Items]
Financial liabilities	3,190		$ 2,993	3,965
Level 3 [Member] | Private Warrants to purchase ordinary shares [Member]
Fair Value Measurements (Details) - Schedule of Assets and Liabilities [Line Items]
Financial liabilities		[1]		2
Level 3 [Member] | Warrants to preferred shares [Member]
Fair Value Measurements (Details) - Schedule of Assets and Liabilities [Line Items]
Financial liabilities							$ 200
Level 3 [Member] | Promissory Notes [Member]
Fair Value Measurements (Details) - Schedule of Assets and Liabilities [Line Items]
Financial liabilities	$ 3,190			$ 3,965

[1]	Represents an amount less than $1